Portfolio of Investments (unaudited)

As of July 31, 2019

	Shares	Value
LONG-TERM INVESTMENTS (107.0%)
COMMON STOCKS (107.0%)

AUSTRALIA (4.7%)
Diversified REITs (2.9%)
Charter Hall Group(a)	893,059	$6,906,509
GPT Group (The)(a)	715,000	3,034,981
Stockland(a)	2,229,213	6,958,831
		16,900,321

Industrial REITs (1.2%)
Goodman Group(a)	650,788	6,581,762

Office REITs (0.6%)
Dexus(a)	400,088	3,578,370
Total Australia		27,060,453

AUSTRIA (1.3%)
Real Estate Operating Companies (1.3%)
CA Immobilien Anlagen AG	209,852	7,387,339

BRAZIL (0.7%)
Homebuilding (0.4%)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	312,750	1,999,581

Real Estate Operating Companies (0.3%)
Multiplan Empreendimentos Imobiliarios SA	247,460	1,840,866
Total Brazil		3,840,447

CANADA (4.7%)
Diversified REITs (2.9%)
Dream Global Real Estate Investment Trust	1,563,619	16,692,977

Office REITs (1.3%)
Allied Properties Real Estate Investment Trust	193,674	7,180,231

Residential REITs (0.5%)
Canadian Apartment Properties REIT	81,419	3,004,940
Total Canada		26,878,148

CHILE (0.5%)
Real Estate Operating Companies (0.5%)
Parque Arauco SA	1,131,570	3,082,820

CHINA (3.6%)
Real Estate Development (3.6%)
China Evergrande Group(a)	631,000	1,665,875
CIFI Holdings Group Co. Ltd.(a)	5,633,495	3,591,236
Longfor Group Holdings Ltd.(a)(b)	2,006,937	7,422,035
Sunac China Holdings Ltd.(a)	927,000	4,181,393

See Notes to Portfolio of Investments.

Times China Holdings Ltd.(a)	2,190,637	$3,838,971
Total China		20,699,510

FINLAND (0.6%)
Real Estate (0.6%)
Kojamo OYJ	260,069	3,662,044

FRANCE (2.6%)
Diversified REITs (0.9%)
Gecina SA	35,099	5,385,249

Retail REITs (1.7%)
Klepierre SA(a)	262,605	8,100,503
Unibail-Rodamco-Westfield	12,622	1,690,680
		9,791,183
Total France		15,176,432

GERMANY (5.0%)
Real Estate Development (1.2%)
Instone Real Estate Group AG(b)(c)	326,004	6,943,458

Real Estate Operating Companies (3.8%)
Deutsche Wohnen SE(a)	80,430	2,933,130
TAG Immobilien AG(a)(c)	124,222	2,924,344
TLG Immobilien AG	237,945	6,993,409
Vonovia SE(a)	183,805	8,974,151
		21,825,034
Total Germany		28,768,492

HONG KONG (3.7%)
Diversified Real Estate Activities (0.6%)
Sun Hung Kai Properties Ltd.(a)	200,000	3,223,068

Real Estate Development (2.5%)
China Resources Land Ltd.(a)	2,104,000	8,991,247
Shimao Property Holdings Ltd.(a)(d)	1,953,000	5,393,796
		14,385,043
Retail REITs (0.6%)
Link REIT(a)	322,500	3,751,054
Total Hong Kong		21,359,165

INDIA (1.9%)
Real Estate Development (0.5%)
Prestige Estates Projects Ltd.(a)	731,112	2,689,541

Real Estate Operating Companies (1.4%)
Ascendas India Trust	8,000,000	8,209,010
Total India		10,898,551

JAPAN (10.6%)
Diversified Real Estate Activities (2.1%)
Sumitomo Realty & Development Co. Ltd.(a)	183,751	6,686,136

See Notes to Portfolio of Investments.

Tokyu Fudosan Holdings Corp.(a)	884,370	$5,116,152
		11,802,288
Diversified REITs (2.0%)
Canadian Solar Infrastructure Fund, Inc.(a)	8,300	7,910,899
Kenedix Office Investment Corp.(a)	465	3,339,470
		11,250,369
Hotel & Resort REITs (1.0%)
Invincible Investment Corp.(a)	9,832	5,643,165

Industrial REITs (1.4%)
GLP J-Reit	5,783	6,453,316
LaSalle Logiport REIT(a)	1,452	1,815,625
		8,268,941
Office REITs (2.5%)
Daiwa Office Investment Corp.(a)	854	6,310,133
Invesco Office J-Reit, Inc.(a)	26,424	4,693,344
Orix JREIT, Inc.(a)	1,844	3,578,975
		14,582,452
Real Estate Operating Companies (1.0%)
Hulic Co. Ltd.(a)	649,772	5,581,781

Residential REITs (0.6%)
Comforia Residential REIT Inc.	588	1,759,298
Japan Rental Housing Investments, Inc.(a)	2,236	1,877,014
		3,636,312
Total Japan		60,765,308

LUXEMBOURG (0.8%)
Real Estate (0.8%)
Corestate Capital Holding SA(a)(c)	120,016	4,362,039

MEXICO (1.7%)
Hotel & Resort REITs (0.1%)
Concentradora Fibra Hotelera Mexicana SA de CV(b)	1,836,739	690,080

Industrial REITs (0.9%)
PLA Administradora Industrial S de RL de CV	3,762,478	5,300,993

Real Estate Operating Companies (0.7%)
Corp Inmobiliaria Vesta SAB de CV	2,507,723	3,777,860
Total Mexico		9,768,933

NETHERLANDS (0.8%)
IT Consulting & Other Services (0.8%)
InterXion Holding NV(c)(d)	58,855	4,431,782

NORWAY (0.7%)
Real Estate (0.7%)
Entra ASA(a)(b)	260,862	3,783,805

See Notes to Portfolio of Investments.

REPUBLIC OF IRELAND (0.9%)
Consumer Discretionary (0.4%)
Dalata Hotel Group PLC	479,004	$2,465,698

Real Estate (0.5%)
Irish Residential Properties REIT PLC	1,500,000	2,842,777
Total Republic of Ireland		5,308,475

SINGAPORE (2.0%)
Diversified Real Estate Activities (0.5%)
City Developments Ltd.(a)	411,300	2,886,237

Retail REITs (1.5%)
CapitaLand Mall Trust(a)	4,575,304	8,695,259
Total Singapore		11,581,496

SPAIN (0.8%)
Office REITs (0.8%)
Inmobiliaria Colonial Socimi SA	388,280	4,341,244

SWEDEN (1.4%)
Real Estate Operating Companies (1.4%)
Catena AB(a)	212,582	6,639,087
Fabege AB(a)	108,826	1,679,421
Total Sweden		8,318,508

UNITED KINGDOM (4.8%)
Diversified REITs (1.2%)
LondonMetric Property PLC	2,787,999	6,882,684

Health Care REITs (1.3%)
Assura PLC	9,474,444	7,443,127

Industrial REITs (2.3%)
Segro PLC(a)	1,397,256	12,964,204
Total United Kingdom		27,290,015

UNITED STATES (53.2%)
Diversified REITs (1.6%)
STORE Capital Corp.(d)	159,259	5,448,250
VEREIT, Inc.(d)	383,484	3,497,374
		8,945,624
Health Care REITs (7.3%)
Omega Healthcare Investors, Inc.(d)	216,497	7,858,841
Sabra Health Care REIT, Inc.(d)	244,991	5,056,614
Ventas, Inc.(d)	102,340	6,886,459
Welltower, Inc.(d)	263,535	21,905,029
		41,706,943
Hotel & Resort REITs (1.4%)
DiamondRock Hospitality Co.	352,482	3,549,494

See Notes to Portfolio of Investments.

MGM Growth Properties LLC	146,737	$4,381,567
		7,931,061
Hotels, Resorts & Cruise Lines (0.7%)
Hyatt Hotels Corp., Class A(d)	54,517	4,216,890

Industrial REITs (7.7%)
Americold Realty Trust(d)	101,736	3,411,208
Duke Realty Corp.(d)	407,449	13,580,275
Prologis, Inc.(d)	341,446	27,523,962
		44,515,445
Mortgage REITs (6.5%)
Blackstone Mortgage Trust, Inc., Class A	188,984	6,712,712
Starwood Property Trust, Inc.(d)	1,310,340	30,439,198
		37,151,910
Office REITs (6.2%)
Alexandria Real Estate Equities, Inc.(d)	91,933	13,455,314
Boston Properties, Inc.	22,918	3,046,948
Highwoods Properties, Inc.	172,810	7,833,478
Hudson Pacific Properties, Inc.(d)	245,157	8,654,042
SL Green Realty Corp.(d)	34,866	2,826,935
		35,816,717
Residential REITs (10.8%)
AvalonBay Communities, Inc.(d)	67,669	14,128,610
Camden Property Trust(d)	63,217	6,556,235
Equity LifeStyle Properties, Inc.	94,815	11,780,764
Invitation Homes, Inc.(d)	450,813	12,383,833
Sun Communities, Inc.	48,131	6,392,278
UDR, Inc.(d)	231,513	10,663,489
		61,905,209
Retail REITs (6.6%)
Brixmor Property Group, Inc.(d)	349,822	6,639,621
Realty Income Corp.(d)	173,430	12,003,090
Regency Centers Corp.(d)	48,998	3,268,167
Simon Property Group, Inc.(d)	87,665	14,219,263
SITE Centers Corp.	117,279	1,671,226
		37,801,367
Specialized REITs (4.4%)
American Tower Corp.(d)	43,308	9,164,839
Equinix, Inc.(d)	20,234	10,159,491
Gaming and Leisure Properties, Inc.	150,850	5,688,554
		25,012,884
Total United States		305,004,050
Total Common Stocks		613,769,056
Total Investments—107.0% (cost $550,365,750)		613,769,056
Liabilities in Excess of Other Assets—(7.0)%		(39,974,121)
Net Assets—100.0%		$573,794,935

See Notes to Portfolio of Investments.

(a)                   Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)                   Denotes a security issued under Regulation S or Rule 144A.

(c)                    Non-income producing security.

(d)                   All or a portion of the security has been designated as collateral for the line of credit.

PLC                   Public Limited Company

REIT             Real Estate Investment Trust

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2019

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.